Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 83.7%
Security	Shares	Value
Aerospace & Defense — 2.1%
Boeing Co. (The)(1)	7,826	$ 1,399,915
General Dynamics Corp.	14,408	3,636,435
L3Harris Technologies, Inc.	6,743	1,531,201
Lockheed Martin Corp.	5,159	2,503,095
Northrop Grumman Corp.	7,587	4,046,071
Raytheon Technologies Corp.	20,455	2,019,318
		$ 15,136,035
Air Freight & Logistics — 0.3%
FedEx Corp.	8,076	$ 1,471,609
United Parcel Service, Inc., Class B	5,551	1,053,191
		$ 2,524,800
Automobiles — 1.1%
Tesla, Inc.(1)	33,246	$ 6,472,996
Toyota Motor Corp.	115,300	1,697,412
		$ 8,170,408
Banks — 2.9%
Bank of America Corp.	78,553	$ 2,973,231
BNP Paribas S.A.	42,794	2,404,681
Citigroup, Inc.	42,863	2,074,998
Commonwealth Bank of Australia(2)	20,294	1,495,610
JPMorgan Chase & Co.	36,466	5,038,872
Royal Bank of Canada(2)	20,281	2,017,018
Toronto-Dominion Bank (The)	25,723	1,712,062
U.S. Bancorp	37,916	1,721,007
Wells Fargo & Co.	32,069	1,537,709
		$ 20,975,188
Beverages — 4.2%
Anheuser-Busch InBev S.A./NV	49,111	$ 2,896,340
Asahi Group Holdings, Ltd.	35,500	1,138,551
Britvic PLC	136,160	1,321,102
Coca-Cola Co. (The)	89,868	5,716,503
Constellation Brands, Inc., Class A	5,643	1,452,226
Diageo PLC	54,565	2,519,921
Heineken NV	30,350	2,810,828
Keurig Dr Pepper, Inc.	37,576	1,453,064
Kirin Holdings Co., Ltd.	109,600	1,730,101
Monster Beverage Corp.(1)	14,103	1,450,635
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	26,321	$ 4,882,809
Pernod Ricard S.A.	16,229	3,219,601
		$ 30,591,681
Biotechnology — 2.7%
AbbVie, Inc.	37,182	$ 5,992,995
Abcam PLC(1)	108,833	1,705,983
Amgen, Inc.	13,030	3,731,792
CSL, Ltd.	9,293	1,909,326
Gilead Sciences, Inc.	14,614	1,283,548
Moderna, Inc.(1)	8,112	1,426,982
Regeneron Pharmaceuticals, Inc.(1)	2,028	1,524,447
Vertex Pharmaceuticals, Inc.(1)	6,247	1,976,551
		$ 19,551,624
Building Products — 0.2%
Daikin Industries, Ltd.	8,000	$ 1,319,367
		$ 1,319,367
Capital Markets — 0.9%
BlackRock, Inc.	3,429	$ 2,455,164
Blackstone, Inc.	13,568	1,241,879
S&P Global, Inc.	7,943	2,802,290
		$ 6,499,333
Chemicals — 3.2%
Air Liquide S.A.	27,484	$ 4,001,425
Air Products and Chemicals, Inc.	2,406	746,245
Akzo Nobel NV	14,153	1,018,303
Arkema S.A.	14,645	1,302,112
BASF SE	22,436	1,142,338
Ecolab, Inc.	11,393	1,707,013
EMS-Chemie Holding AG	3,263	2,273,509
Givaudan S.A.	546	1,845,849
Linde PLC	8,532	2,870,847
Novozymes A/S, Class B	25,857	1,503,534
PPG Industries, Inc.	12,793	1,729,869
Sika AG	6,721	1,717,622
Symrise AG	15,299	1,754,623
		$ 23,613,289
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	8,853	$ 1,484,825
		$ 1,484,825

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment — 0.4%
Cisco Systems, Inc.	51,887	$ 2,579,822
		$ 2,579,822
Construction & Engineering — 0.3%
Eiffage S.A.	21,746	$ 2,141,195
		$ 2,141,195
Consumer Finance — 0.3%
American Express Co.	12,901	$ 2,033,069
		$ 2,033,069
Containers & Packaging — 0.4%
AptarGroup, Inc.	9,421	$ 999,945
Sonoco Products Co.	29,777	1,827,414
		$ 2,827,359
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	11,101	$ 3,536,779
		$ 3,536,779
Electric Utilities — 3.5%
American Electric Power Co., Inc.	19,784	$ 1,915,091
Duke Energy Corp.	18,338	1,832,516
Emera, Inc.	78,607	3,060,364
Enel SpA	589,510	3,180,285
Exelon Corp.	38,065	1,574,749
Fortis, Inc.	54,179	2,180,613
Hydro One, Ltd.(3)	110,992	3,104,129
Iberdrola S.A.	154,587	1,746,434
NextEra Energy, Inc.	46,079	3,902,891
Southern Co. (The)	29,272	1,979,958
Xcel Energy, Inc.	20,797	1,460,365
		$ 25,937,395
Electrical Equipment — 0.3%
Eaton Corp. PLC	13,323	$ 2,177,644
		$ 2,177,644
Electronic Equipment, Instruments & Components — 0.3%
Keyence Corp.	2,400	$ 1,015,517
Kyocera Corp.	17,600	899,053
		$ 1,914,570
Security	Shares	Value
Energy Equipment & Services — 0.1%
Halliburton Co.	17,903	$ 678,345
		$ 678,345
Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.	5,248	$ 1,161,120
Crown Castle, Inc.	8,195	1,159,019
Equinix, Inc.	1,786	1,233,501
ProLogis, Inc.	10,172	1,198,160
SmartCentres Real Estate Investment Trust	71,119	1,453,943
		$ 6,205,743
Food & Staples Retailing — 4.2%
Aeon Co., Ltd.	72,800	$ 1,502,425
Alimentation Couche-Tard, Inc.	35,989	1,639,524
Coles Group, Ltd.	129,085	1,490,872
Costco Wholesale Corp.	6,680	3,602,190
Empire Co., Ltd.	50,502	1,375,228
George Weston, Ltd.	13,716	1,717,623
Loblaw Cos., Ltd.	42,809	3,863,519
Metro, Inc.	29,436	1,692,874
North West Co., Inc.	56,888	1,599,453
SAN-A Co., Ltd.	23,800	755,288
Seven & i Holdings Co., Ltd.	41,300	1,680,458
Sysco Corp.	19,550	1,691,271
Walgreens Boots Alliance, Inc.	38,220	1,586,130
Walmart, Inc.	22,939	3,496,362
Woolworths Group, Ltd.(2)	65,870	1,549,454
Yaoko Co., Ltd.	32,800	1,599,097
		$ 30,841,768
Food Products — 4.4%
AAK AB	112,792	$ 1,876,982
Archer-Daniels-Midland Co.	18,533	1,806,968
Barry Callebaut AG	1,436	2,932,892
Cranswick PLC	32,176	1,198,961
Danone S.A.	50,935	2,677,006
Ezaki Glico Co., Ltd.	55,800	1,456,014
General Mills, Inc.	17,434	1,487,120
Hershey Co. (The)	6,159	1,448,412
House Foods Group, Inc.	70,500	1,396,378
Kagome Co., Ltd.	68,600	1,525,835
Kerry Group PLC, Class A	12,198	1,159,509
Kewpie Corp.(2)	83,900	1,495,186
MEIJI Holdings Co., Ltd.	19,800	950,401
Mondelez International, Inc., Class A	22,836	1,543,942
Nestle S.A.	48,581	5,782,282

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Saputo, Inc.	88,320	$ 2,192,981
Tate & Lyle PLC	169,517	1,505,741
		$ 32,436,610
Gas Utilities — 0.5%
Atmos Energy Corp.	31,563	$ 3,793,873
		$ 3,793,873
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	20,606	$ 2,216,794
Ansell, Ltd.	92,971	1,836,668
Becton, Dickinson and Co.	10,916	2,721,795
Boston Scientific Corp.(1)	42,187	1,909,806
Cochlear, Ltd.(2)	10,509	1,545,647
Edwards Lifesciences Corp.(1)	23,112	1,785,402
EssilorLuxottica S.A.	14,353	2,680,224
Hoya Corp.	10,600	1,096,889
Intuitive Surgical, Inc.(1)	11,046	2,986,728
Medtronic PLC	54,366	4,297,089
Smith & Nephew PLC	104,856	1,382,127
Stryker Corp.	5,401	1,263,240
		$ 25,722,409
Health Care Providers & Services — 4.6%
AmerisourceBergen Corp.	14,703	$ 2,509,655
Cardinal Health, Inc.	45,032	3,610,215
Centene Corp.(1)	17,304	1,506,313
Cigna Corp.	6,730	2,213,430
CVS Health Corp.	16,086	1,638,842
Elevance Health, Inc.	7,993	4,259,630
HCA Healthcare, Inc.	5,713	1,372,377
Humana, Inc.	6,036	3,319,196
Laboratory Corp. of America Holdings	6,963	1,675,994
McKesson Corp.	6,198	2,365,653
Quest Diagnostics, Inc.	12,157	1,845,797
Sonic Healthcare, Ltd.	66,505	1,469,035
UnitedHealth Group, Inc.	11,072	6,064,799
		$ 33,850,936
Hotels, Restaurants & Leisure — 0.6%
Booking Holdings, Inc.(1)	645	$ 1,341,245
McDonald's Corp.	11,541	3,148,270
		$ 4,489,515
Security	Shares	Value
Household Durables — 0.1%
Sony Group Corp.	12,400	$ 1,027,217
		$ 1,027,217
Household Products — 1.6%
Clorox Co. (The)	12,240	$ 1,819,476
Colgate-Palmolive Co.	17,988	1,393,710
Kimberly-Clark Corp.	9,787	1,327,411
Procter & Gamble Co. (The)	38,028	5,672,256
Reckitt Benckiser Group PLC	18,809	1,349,800
		$ 11,562,653
Industrial Conglomerates — 0.9%
General Electric Co.	16,480	$ 1,416,785
Honeywell International, Inc.	9,820	2,155,981
Siemens AG	14,387	1,995,258
Smiths Group PLC	73,039	1,405,732
		$ 6,973,756
Insurance — 0.5%
AIA Group, Ltd.	262,400	$ 2,664,568
Allianz SE	4,446	949,050
		$ 3,613,618
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A(1)	85,860	$ 8,671,001
Alphabet, Inc., Class C(1)	70,900	7,192,805
Meta Platforms, Inc., Class A(1)	28,989	3,423,601
		$ 19,287,407
Internet & Direct Marketing Retail — 1.6%
Amazon.com, Inc.(1)	120,737	$ 11,655,950
		$ 11,655,950
IT Services — 1.5%
Automatic Data Processing, Inc.	8,064	$ 2,130,025
International Business Machines Corp.	14,804	2,204,316
Mastercard, Inc., Class A	2,700	962,280
Shopify, Inc., Class A(1)	26,610	1,093,163
Visa, Inc., Class A	21,878	4,747,526
		$ 11,137,310
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	9,822	$ 1,522,213
Danaher Corp.	7,443	2,034,991
Illumina, Inc.(1)	5,736	1,250,907

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.(1)	6,629	$ 1,445,255
Lonza Group AG	2,845	1,496,732
Thermo Fisher Scientific, Inc.	4,656	2,608,384
		$ 10,358,482
Machinery — 1.0%
Caterpillar, Inc.	7,223	$ 1,707,589
Deere & Co.	4,200	1,852,200
Illinois Tool Works, Inc.	6,404	1,456,718
PACCAR, Inc.	20,379	2,158,340
		$ 7,174,847
Multi-Utilities — 2.8%
Ameren Corp.	25,528	$ 2,280,161
Canadian Utilities, Ltd., Class A	109,877	3,005,148
Consolidated Edison, Inc.	45,940	4,503,958
Dominion Energy, Inc.	25,846	1,579,449
DTE Energy Co.	18,072	2,096,533
National Grid PLC	141,590	1,741,710
Public Service Enterprise Group, Inc.	28,648	1,734,636
Sempra Energy	11,203	1,861,826
WEC Energy Group, Inc.	14,797	1,466,975
		$ 20,270,396
Oil, Gas & Consumable Fuels — 4.9%
Chevron Corp.	38,314	$ 7,023,339
ConocoPhillips	30,001	3,705,424
Exxon Mobil Corp.	82,742	9,212,494
Hess Corp.	19,465	2,801,208
ONEOK, Inc.	32,144	2,151,076
Pioneer Natural Resources Co.	2,927	690,743
Repsol S.A.	96,746	1,493,789
Shell PLC	120,614	3,529,865
Suncor Energy, Inc.	84,017	2,762,571
Valero Energy Corp.	19,530	2,609,599
		$ 35,980,108
Paper and Forest Products — 0.2%
Mondi PLC	76,463	$ 1,444,684
		$ 1,444,684
Personal Products — 1.7%
Beiersdorf AG	27,236	$ 2,962,005
Edgewell Personal Care Co.	44,873	1,938,962
Estee Lauder Cos., Inc. (The), Class A	4,484	1,057,282
Kao Corp.	33,700	1,348,757
Security	Shares	Value
Personal Products (continued)
L'Oreal S.A.	5,509	$ 2,068,938
Unilever PLC	68,182	3,409,177
		$ 12,785,121
Pharmaceuticals — 7.6%
Astellas Pharma, Inc.	86,300	$ 1,338,480
AstraZeneca PLC	28,780	3,895,104
Bayer AG	28,385	1,647,378
Bristol-Myers Squibb Co.	36,600	2,938,248
Daiichi Sankyo Co., Ltd.	94,400	3,126,580
Dechra Pharmaceuticals PLC	37,534	1,239,641
Eli Lilly & Co.	13,203	4,899,369
GSK PLC	94,086	1,599,844
Hikma Pharmaceuticals PLC	80,054	1,467,091
Johnson & Johnson	37,790	6,726,620
Merck & Co., Inc.	30,386	3,346,106
Novartis AG	50,887	4,526,630
Novo Nordisk A/S, Class B	38,198	4,791,482
Pfizer, Inc.	92,426	4,633,315
Roche Holding AG PC	11,052	3,609,847
Sanofi	33,055	2,985,834
Takeda Pharmaceutical Co., Ltd.	73,500	2,161,137
Zoetis, Inc.	7,062	1,088,537
		$ 56,021,243
Real Estate Management & Development — 0.5%
Mitsubishi Estate Co., Ltd.	112,800	$ 1,592,799
Sun Hung Kai Properties, Ltd.	157,500	1,899,964
		$ 3,492,763
Road & Rail — 0.4%
CSX Corp.	34,321	$ 1,121,953
Seino Holdings Co., Ltd.	87,400	770,359
Union Pacific Corp.	4,711	1,024,313
		$ 2,916,625
Semiconductors & Semiconductor Equipment — 1.2%
ASML Holding NV(2)	3,858	$ 2,355,385
Intel Corp.	34,478	1,036,754
NVIDIA Corp.	32,136	5,438,375
		$ 8,830,514
Software — 3.7%
Adobe, Inc.(1)	3,233	$ 1,115,159

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	91,051	$ 23,230,752
Oracle Corp.	33,833	2,809,154
		$ 27,155,065
Specialty Retail — 0.6%
Home Depot, Inc. (The)	13,392	$ 4,338,874
		$ 4,338,874
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	210,504	$ 31,160,907
		$ 31,160,907
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc., Class B	14,363	$ 1,575,477
		$ 1,575,477
Tobacco — 1.3%
Altria Group, Inc.	23,508	$ 1,095,003
British American Tobacco PLC	72,503	2,972,769
Imperial Brands PLC	71,971	1,851,171
Japan Tobacco, Inc.(2)	87,200	1,784,058
Philip Morris International, Inc.	18,363	1,830,240
		$ 9,533,241
Trading Companies & Distributors — 0.4%
ITOCHU Corp.	47,400	$ 1,488,695
Mitsubishi Corp.	41,800	1,407,789
		$ 2,896,484
Water Utilities — 0.2%
Severn Trent PLC	45,906	$ 1,510,870
		$ 1,510,870
Total Common Stocks (identified cost $458,700,806)		$613,737,194

Exchange-Traded Funds — 11.9%
Security	Shares	Value
Equity Funds — 11.9%
iShares MSCI China ETF	1,179,606	$ 55,453,278
Security	Shares	Value
Equity Funds (continued)
iShares MSCI South Korea ETF(2)	220,000	$ 13,354,000
iShares MSCI Taiwan ETF(2)	360,000	18,295,200
Total Exchange-Traded Funds (identified cost $104,228,252)		$ 87,102,478

Short-Term Investments — 7.7%
Affiliated Fund — 4.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.62%(4)	35,372,256	$ 35,372,256
Total Affiliated Fund (identified cost $35,372,256)		$ 35,372,256

Securities Lending Collateral — 2.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.86%(5)	20,929,680	$ 20,929,680
Total Securities Lending Collateral (identified cost $20,929,680)		$ 20,929,680
Total Short-Term Investments (identified cost $56,301,936)		$ 56,301,936
Total Investments — 103.3% (identified cost $619,230,994)		$757,141,608
Other Assets, Less Liabilities — (3.3)%		$(24,421,760)
Net Assets — 100.0%		$732,719,848
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2022. The aggregate market value of securities on loan at November 30, 2022 was $24,572,530 and the total market value of the collateral received by the Fund was $24,568,799, comprised of cash of $20,929,680 and U.S. government and/or agencies securities of $3,639,119.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2022, the aggregate value of these securities is $3,104,129 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2022.

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	62.7%	$459,531,888
Japan	5.1	37,303,843
United Kingdom	4.8	34,947,591
Canada	4.7	34,470,213
Switzerland	3.3	24,185,363
France	3.2	23,481,016
Australia	1.5	11,296,612
Germany	1.4	10,450,652
Netherlands	1.3	9,714,381
Denmark	0.9	6,295,016
Hong Kong	0.6	4,564,532
Spain	0.4	3,240,223
Italy	0.4	3,180,285
Belgium	0.4	2,896,340
Sweden	0.3	1,876,982
Austria	0.2	1,444,684
Ireland	0.2	1,159,509
Exchange-Traded Funds	11.9	87,102,478
Total Investments	103.3%	$757,141,608
Abbreviations:
PC	– Participation Certificate

The Fund did not have any open derivative instruments at November 30, 2022.
Affiliated Investments
At November 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) was $35,372,256, which represents 4.8% of the Fund's net assets. Transactions in funds that may be deemed to be affiliated by the Fund for the fiscal year to date ended November 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$18,069,756	$66,528,936	$(49,226,436)	$ —	$ —	$35,372,256	$143,580	35,372,256
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2022
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 19,287,407	$ —	$ —	$ 19,287,407
Consumer Discretionary	28,532,812	2,724,629	—	31,257,441
Consumer Staples	61,833,174	65,917,900	—	127,751,074
Energy	31,634,799	5,023,654	—	36,658,453
Financials	29,144,078	7,513,909	—	36,657,987
Health Care	97,993,015	47,511,679	—	145,504,694
Industrials	34,217,183	10,528,395	—	44,745,578
Information Technology	78,508,233	4,269,955	—	82,778,188
Materials	9,881,333	18,003,999	—	27,885,332
Real Estate	6,205,743	3,492,763	—	9,698,506
Utilities	43,333,235	8,179,299	—	51,512,534
Total Common Stocks	$440,571,012	$173,166,182*	$ —	$613,737,194
Exchange-Traded Funds	$ 87,102,478	$ —	$ —	$ 87,102,478
Short-Term Investments:
Affiliated Fund	35,372,256	—	—	35,372,256
Securities Lending Collateral	20,929,680	—	—	20,929,680
Total Investments	$583,975,426	$173,166,182	$ —	$757,141,608
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.